Proposed IPO of SunEdison Semiconductor, LTD. (Notes)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
SSL IPO Disclosure [Text Block]
21. PROPOSED IPO OF SUNEDISON SEMICONDUCTOR, LTD.

On August 22, 2013, we announced our plan to pursue an initial public offering (the “ Semiconductor Offering”) of our semiconductor business through a newly formed company to be known as SunEdison Semiconductor, Ltd., and in connection therewith, filed a registration statement with respect to such proposed Semiconductor Offering with the SEC on September 9, 2013 with subsequent amendments filed on November 1, 2013 and December 17, 2013. We plan to sell a minority ownership interest in the semiconductor business to the public. We have deferred all incremental costs directly attributable to this offering and will charge those costs against the gross proceeds of the offering as a reduction of SunEdison Semiconductor, Ltd.'s additional paid-in capital. Any incremental costs not directly attributable to the Semiconductor Offering will be expensed as incurred. The incremental costs are not material to our financial statements.

The completion of the proposed Semiconductor Offering is subject to market conditions, certain customary conditions, including approval by our Board of Directors of the final terms of the offering, receipt of all regulatory approvals, including the effectiveness of the registration statement originally filed with the SEC on September 9, 2013, including any subsequent amendments.